UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File Number:  811-07094

          The BlackRock New York Insured Municipal 2008 Term Trust Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    100 Bellevue Parkway, Wilmington DE 19809
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                           Robert S. Kapito, President
                               40 East 52nd Street
                            New York, New York 10022
                         ------------------------------
                     (name and address of agent for service)

Registrant's telephone number, including area code: (888) 825-2257

Date of fiscal year end: 12/31

Date of reporting period:  07/01/2005 - 06/30/2006

========THE BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST INC.==========

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2006 with respect to which the registrant was entitled to vote.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


            The BlackRock New York Insured Municipal 2008 Term Trust Inc.



                    by /s/ Robert S. Kapito
                      ---------------------------
                      Robert S. Kapito
                      Principal Executive Officer

Date:  August 26, 2006